Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Grants of Equity Awards
Our Company has certain practices related to the timing of the grants of equity awards. Neither the Board nor the TL&C Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the first Monday in March; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on or about the 12th of each month. The grant date for our executive bonus awards, which are paid in stock, is typically in late February after public release of the previous year’s financial results.
Akamai did not grant any stock options, stock appreciation rights or similar option-like instruments in 2025.
Award Timing Method
We generally make awards on pre-determined dates. Annual equity awards to eligible employees, including our executives, are typically made on the first Monday in March; annual awards to members of our Board are typically made on the day of the annual stockholders’ meeting; and awards to new hires are typically made to eligible employees on or about the 12th of each month. The grant date for our executive bonus awards, which are paid in stock, is typically in late February after public release of the previous year’s financial results.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Our Company has certain practices related to the timing of the grants of equity awards. Neither the Board nor the TL&C Committee currently takes material nonpublic information into account when determining the timing of equity award grants in order to take advantage of a depressed stock price or an anticipated increase in stock price. Similarly, it is the Company’s practice to not release material nonpublic information based on equity award grant dates or for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false